Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of preparation and use of estimates

The accompanying unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). In the opinion of management, all adjustments considered necessary to present fairly the results of the interim periods have been included and consist only of normal and recurring adjustments. Certain information and footnote disclosures have been condensed or omitted as permitted under U.S. GAAP. As such, the information included in this Quarterly Report on Form 10-Q should be read in conjunction with the audited consolidated financial statements and the related notes thereto as of and for the year ended December 31, 2019, included in the Company’s final prospectus filed with the SEC pursuant to Rule 424(b) under the Securities Act of 1933, as amended on June 17, 2020 (“the Prospectus”).

The preparation of unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the unaudited condensed consolidated financial statements and accompanying notes. The current outbreak of the novel coronavirus, or COVID-19, could materially and adversely affect our results of operations, financial condition and cash flows. The full extent of the impact due to the COVID-19 pandemic will depend on future developments that are highly uncertain, including as a result of new information that may emerge concerning COVID-19 and the actions taken to contain it or treat COVID-19, as well as the economic impact. Given the uncertainty around the extent and timing of the potential future spread or mitigation efforts related to the current outbreak of COVID-19, the financial impact cannot be reasonably estimated at this time. Actual results may differ from those estimates. The results for the interim periods are not necessarily indicative of results for the full year.

Basis of consolidation

The unaudited condensed consolidated financial statements include the accounts of Royalty Pharma as well as its majority-owned and controlled subsidiaries. We hold interests in variable interest entities where we have assessed that we are not the primary beneficiary and therefore do not consolidate these entities. For consolidated entities where we own or are exposed to less than 100% of the economics, we record net (income)/loss attributable to non-controlling interest in our unaudited condensed consolidated statements of comprehensive income equal to the percentage of the economic or ownership interest retained in such entities by the respective non-controlling parties.

Following management’s determination that a high degree of common ownership existed in RPI both before and after the Exchange Date, RPI recognized Old RPI’s assets and liabilities at the carrying value reflected on Old RPI’s balance sheet as of the Exchange Date.

Prior to the Exchange Offer Transactions, our only historical non-controlling interest was attributable to a de minimis interest in RPCT held by RPSFT. As a result of the Exchange Offer Transactions in February 2020, a new non-controlling interest was created related to the Legacy Investors Partnerships’ ownership of approximately 18% in Old RPI.

As a result of the IPO in June 2020, two new non-controlling interests were created: 1) a non-controlling interest related to the Continuing Investors Partnerships’ ownership of approximately 40% in RP Holdings through their ownership of the RP Holdings Class B Interests, and 2) a non-controlling interest attributable to the RP Holdings Class C Special Interest held by EPA Holdings, an affiliate of the Manager. Income will not be allocated to the latter non-controlling interest until certain conditions are met, which we do not expect to occur for several years.

All intercompany transactions and balances have been eliminated in consolidation.

Concentrations of credit risk

Financial instruments that subject us to significant concentrations of credit risk consist primarily of cash and cash equivalents, marketable securities, financial royalty assets, receivables, and derivatives. Our cash management and investment policy limits investment instruments to investment-grade securities with the objective to preserve capital and to maintain liquidity until the funds are needed for operations. Our cash and cash equivalents, and marketable securities balances at June 30, 2020 and December 31, 2019 were held with State Street Bank and Trust, Deutsche Bank, Merrill Lynch, Pierce, Fenner & Smith, and Bank of America, N.A. Our primary operating accounts significantly exceed the FDIC limits.

The majority of our royalty assets and receivables arise from contractual royalty agreements that entitle the Company to royalties on the sales of underlying biopharmaceutical products in the United States, Europe and the rest of the world, with concentrations of credit risk limited due to the broad range of marketers responsible for paying royalties to us and the variety of geographies from which our royalties on product sales are derived. The marketers paying us royalties on these products do not always provide, and are not necessarily required to provide, the breakdown of product sales by geography. The products in which we hold royalties are marketed by leading industry participants, including, among others, Abbott, AbbVie, Amgen, Bristol-Myers Squibb, Celgene, Gilead Sciences, Johnson & Johnson, Lilly, Merck & Co., Pfizer, Novartis, Biogen-Idec, Roche/ Genentech, and Vertex. Vertex, as the marketer and payor of our royalties on the cystic fibrosis franchise products, accounted for 27% and 17% of our current portion of Financial royalty assets as of June 30, 2020 and December 31, 2019, respectively.

Recently adopted and issued accounting standards

Upon the January 1, 2020 adoption of ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), we recorded a cumulative adjustment to Retained earnings of $192.7 million to recognize an allowance for current expected credit losses on the portion of our portfolio of financial royalty assets that is subject to credit risk.

Significant Accounting Policies

There have been no changes to the Company’s significant accounting policies described in our 2019 audited consolidated financial statements included in the Prospectus that have had a material impact on the Company’s unaudited condensed consolidated financial statements and related notes, other than those noted below.

Allowance for current expected credit losses

As a result of adopting ASU 2016-13, we now recognize an allowance for current expected credit losses on the portion of our portfolio of financial royalty assets that is subject to credit risk. The credit loss allowance is estimated using the probability of default and loss given default methods. The credit rating, which is primarily based on publicly available data and updated on a quarterly basis, is the primary credit quality indicator used to determine the probability of default of the marketers responsible for paying our royalties and resulting loss given default. Current expected credit loss allowance is presented net within the non-current portion of Financial royalty assets, net on the condensed consolidated balance sheets. Any subsequent movement in the allowance for credit losses is recorded as part of the Provision for changes in expected future cash flows from financial royalty assets on the condensed consolidated statements of comprehensive income.

Refer to Note 7 for further information.

Earnings per share

Basic earnings per share (“EPS”) is computed by dividing net income attributable to Royalty Pharma plc by the weighted average number of Class A ordinary shares outstanding during the period. Diluted EPS is computed by dividing net income attributable to Royalty Pharma plc, including the impact of potentially dilutive securities, by the weighted average number of Class A ordinary shares outstanding during the period, including the number of Class A ordinary shares that would have been outstanding if the potentially dilutive securities had been issued. Potentially dilutive securities include the outstanding Class B ordinary shares and restricted stock units (“RSU”) issued under our 2020 Independent Director Equity Incentive Plan. We use the “if-converted” method to determine the potentially dilutive effect of Class B ordinary shares, and the treasury stock method to determine the potentially dilutive effect of the unvested RSUs.

There were no shares of Class A or Class B ordinary shares outstanding prior to June 16, 2020; therefore, no earnings per share information has been presented for any period prior to that date.

2. Summary of Significant Accounting Policies

Basis of preparation and use of estimates

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. We base our estimates on historical experience and on various market specific and other relevant assumptions that we believe to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily available from other sources.

Basis of consolidation

The consolidated financial statements include the accounts of Royalty Pharma Investments and its wholly owned subsidiaries RPIFT and RPI Acquisitions, and RPCT. For consolidated entities where we own or are exposed to less than 100% of the economics, such as RPCT, we record net (income)/loss attributable to non-controlling interests in our consolidated statements of comprehensive income equal to the percentage of the economic or ownership interest retained in such entities by the respective non-controlling parties.

As the result of a reorganization transaction that took place in 2011, a non-controlling interest was created related to certain legacy investors’ 20% interest in RPCT held through RPSFT. As noted above, RPIFT, our wholly owned subsidiary, owns the remaining 80% of RPCT, which is fully consolidated.

All intercompany transactions and balances have been eliminated in consolidation.

Segment Information

We determined that our chief executive officer is the chief operating decision maker (CODM). The CODM reviews financial information presented on a consolidated basis to allocate resources, evaluate financial performance, and make overall operating decisions. As such, we concluded that we operate as one segment primarily focused on acquiring royalty-generating products.

Royalty assets

An acquisition of a royalty asset provides the buyer with contractual rights to cash flows relating to royalties from the sales of patent-protected biopharmaceutical products. These acquisitions entitle us to receive a portion of income from the sale of patent-protected biopharmaceutical products by unrelated biopharmaceutical companies. For the majority of our royalties , our rights are protective in nature. In other words, we do not own the intellectual property, and we do not have the right to commercialize the underlying products. Acquisitions of contractual cash flow streams with yield components that most closely resemble loans are classified as financial assets.

In the limited instances where we possess the rights to exploit the underlying patents, rights to the intellectual property related to the biopharmaceutical products, or the ability to influence the amount or duration of future royalty payments, these royalties are classified as intangible assets.

Financial royalty assets, net

Although a royalty asset does not have the contractual terms typical of a loan (such as contractual principal and interest), we analogize to the accounting guidance within Accounting Standards Codification 310 (“ASC”), Receivables, as it most closely aligns with the underlying economics of our royalties that are classified as financial assets. Therefore, such royalties are classified similar to loans receivable and are measured at amortized cost using the prospective effective interest method described in ASC 835-30 Imputation of Interest.

The effective interest rate is calculated by forecasting the expected cash flows to be received over the life of the asset relative to the initial invested amount. The effective interest rate is reviewed and adjusted each reporting period as differences between expected cash flows and actual cash flows are realized and as there are changes to expected future cash flows. Income is calculated by multiplying the carrying value of the royalty asset by the effective interest rate. The carrying value of Financial royalty assets, net is made up of the opening balance, or net purchase price for a new royalty asset, increased by the interest income accrual and decreased by cash receipts in the period to arrive at the ending balance. If the ending balance is greater than the net present value of the expected future cash flows, a provision is recorded to reduce the asset balance to the net present value. The provision is recorded through the income statement as Provision for changes in expected future cash flows and the carrying value of Financial royalty assets, net is net of the cumulative allowance for changes in expected future cash flows.

The application of the prospective approach to measure royalty assets requires management’s judgment in forecasting the expected future cash flows of the underlying royalties. In addition, income recognition from royalty assets can be impacted by management’s assumptions around (1) product growth rates and sales trends in outer years, (2) the geographical allocation of annual sales data from sell-side equity research analysts’ models, (3) product and pricing mix for franchised products, (4) the strength of patent protection, including anticipated entry of generics, and (5) estimates of the duration of the royalty. The amounts and duration of forecasted expected future cash flows are largely impacted by sell-side equity research analyst coverage, commercial performance of the product, and the royalty duration, each discussed in further detail below.

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Analyst coverage. Forecasts of expected future cash flows are developed from sales projections of the underlying biopharmaceutical products as published in sell-side equity research analyst reports. In projecting future cash flows, our policy is to derive annual sales projections for each royalty asset by applying the median growth rates calculated from consensus forecasts among sell-side equity research analysts currently reporting on a product to the corresponding periods for which we are entitled to royalties. Growth rates inherent in these forecasts are based on input from internal and external market research that analyzes factors such as growth in global economies, industry trends and product life cycles. When royalty-bearing biopharmaceutical products have no coverage, limited sell-side equity research analyst coverage or where sell-side equity research analyst estimates are not available for the full term of the royalty, particularly for the later years in a product’s life, management uses reasonable judgment to make assumptions about the growth or decline in the sales of these products based on historical data, market trends and management’s own expertise. Further, based on the level of detail in sell-side equity research analyst models, management can also be required to apply assumptions to the sales forecasts to estimate the quarterly and geographical allocation from annual sales projections and, for franchised products, to estimate the product mix and pricing mix, or to exclude from projections sales forecasts for unapproved products or indications. Royalty Pharma’s contractual royalty terms and rates are then applied to the adjusted sales projections to calculate the expected royalty payments over the term of the royalty asset’s life, forming the basis for our forecast of expected future cash flows used to calculate and measure interest income.

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Commercial performance. The approval of a product for use in new indications can extend the date through which we are entitled to royalties on that product. Likewise, for certain royalties, such as the cystic fibrosis franchise, we are entitled to royalties on approved combination products and may be entitled to royalties on future combination products, which, once approved, create new cash flow streams which were not initially contemplated and whose sales were previously not reflected in sales projections. We do not recognize income from, or forecast sales for, unapproved products or indications. If a product is removed from all or a portion of a market, subsequent sell-side equity research analysts’ forecasts will reflect the expected drop in sales. Both the new cash flow streams and the cessation of cash flow streams related to a product’s performance in the market can materially affect our forecast of expected future cash flows over the royalty term.

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Royalty duration. The duration of a royalty can be based on a number of factors, such as patent expiration dates, the number of years from first commercial sale, or the first date of manufacture of the patent-protected product, the entry of generics, or a contractual date arising from litigation, which are all impacted by the timing in the product’s life cycle at which we acquire the royalty assets. The royalty duration varies by geography as the United States, European Union, and other jurisdictions may be subject to different country-specific patent protection terms or exclusivity based on contractual terms. Products may be covered by a number of patents and, for products whose royalty term is linked to the existence of valid patents, management is required to make judgments about the patent providing the strongest patent protection to align the period over which management forecasts expected future cash flows to the royalty term. It is common for the latest expiring patent in effect at the date we acquire a royalty asset to be extended, adjusted, or replaced with newer dated patents subsequent to our acquisition date due to new information, resulting in changes to the royalty term in later periods. Patents may expire earlier than expected at the time of the acquisition due to the loss of patent protection, loss of data exclusivity on intellectual property, contractual licensing terms limiting royalty payments based on time from product launch, or due to recent legal developments and/or litigation outcomes. Macroeconomic factors, such as changes in economies or the competitive landscape, including the unexpected loss of exclusivity to the products underlying our portfolio of royalties , changes in government legislation, product life cycles, industry consolidations and other changes beyond our control could result in a positive or negative impact on projections.

Management is required to make assumptions around the royalty duration for the recognition of interest income on royalty assets classified as financial assets. In some cases, patent protection may extend to a later period than the expiration date management has estimated. Management may apply a shorter royalty term in this situation if, based on the experience and expertise of the research team, management believes that it is more likely that the associated patents are subject to opposition or infringement, that the market for a particular product may shift based on pipeline approvals and products, or that product sales may be harmed by competition from generics. For products providing perpetual royalties, management applies judgment in establishing the duration over which it forecasts expected future cash flows. Management may assign a 10 year royalty term initially to correspond to the average remaining patent life of a product after approval, which is reviewed and revised as necessary at each reporting period.

A shortened royalty term can result in a reduction in the effective interest rate, a decline the carrying value of the royalty asset, a decline in income from royalty assets, significant reductions in royalty payments compared to expectations, or a permanent impairment. Additionally, royalty payments may occasionally continue beyond the royalty term for such reasons we cannot foresee such as excess inventory in the channel or additional scope of patent protection identified after expiry, including royalties we may become entitled to from new indications, new compounds, or for new regulatory jurisdictional approvals.

The current portion of Financial royalty assets, net represents an estimation for current quarter royalty receipts which are collected during the subsequent quarter and for which the estimates are derived from the latest external publicly available sell-side equity research analyst reports, reported in arrears.

Cumulative allowance and Provision for changes in expected cash flows from financial royalty assets

We evaluate royalty assets for impairment on an individual basis at the end of each reporting period by comparing the effective interest rate to that of the prior period. If the current period effective interest rate is lower than the prior period, and the gross cash flows have declined (expected and collected), management records a provision for the change in expected cash flows. The provision is measured as the difference between the royalty asset’s amortized cost basis and the net present value of the expected future cash flows, calculated based on the prior period’s effective interest rate. The amount recognized as provision expense increases the royalty asset’s cumulative allowance, which reduces the net carrying value of the royalty asset.

In a subsequent period, if there is an increase in expected future cash flows, or if actual cash flows are greater than cash flows previously expected, we reduce the previously established cumulative allowance for the increase in the present value of cash flows expected to be collected, resulting in a non-cash credit to the provision line on the income statement. Management also recalculates the amount of accretable yield to be received based on the revised remaining cash flows. The adjustment to the accretable yield is treated as a change in estimate and is recognized prospectively over the remaining life of the royalty asset by adjusting the effective interest rate used to calculate income.

Movements in the cumulative allowance for changes in expected cash flows, which forms part of the Financial royalty assets, net line item on the balance sheet, are accompanied by corresponding changes to the provision. Amounts not expected to be collected are written off against the allowance at the time that such a determination is made. Recoveries of previously written-off amounts are credited to the allowance. In some cases, when a royalty asset’s contractual cash flows expire, the final royalty payment may differ from the remaining net carrying value. We account for this non-cash true-up at the end of the royalty term as either Provision for changes in expected cash flows from financial royalty assets or as Income from financial royalty assets on the consolidated statements of comprehensive income.

Income from financial royalty assets

We recognize income from financial royalty assets when there is a reasonable expectation about the timing and amount of cash flows expected to be collected. The accretable yield is recognized as income at the effective rate of return over the expected life of royalty assets classified as financial assets. After acquisition, if reasonable timing of expected cash flows is not available for a product or if we have not completed the required funding obligations payable over time for an approved product, a royalty asset is placed in non-accrual status (e.g., for royalties from products that have not yet received FDA approval or for accelerated royalties). Such royalty assets are held at cost and no income is recognized until the reasonable expectation of the timing of the future cash flows to be collected is available or until funding obligations payable over time for an approved product are complete.

When royalties continue to be collected for financial assets that have been fully depleted, such income is recognized as Other royalty income.

Intangible royalty assets, net

Currently, the Januvia, Janumet, and Other DPP-IV (“DPP-IV”) patents are the Company’s only intangible assets. The DPP-IV patents are finite-life intangible assets whose cost is amortized using the straight-line method over the expected lives of the patents, which terminate at various dates up to 2022. The amortization period commences concurrent with the sale of the product underlying the royalty asset.

Management reviews the performance of royalties classified as intangible assets periodically for impairment as required by ASC 360-10 Property, Plant, and Equipment - Overall. The test for recoverability is performed by comparing the carrying value of the royalty asset with the estimated future undiscounted cash flows generated through royalty payments from sales of the underlying DPP-IV products. When evaluating indicators of impairment, we consider factors such as competitive environment and the product’s life cycle stage, recent and prospective sales trends, collectibility concerns, and any potential rebate chargebacks that may occur at the end of a royalty’s term. An impairment loss is recognized if the carrying value of the royalty asset is not recoverable and its carrying amount exceeds its fair value.

Revenue from intangible royalty assets and Accrued royalty receivable

We earn royalties on sales by our licensees of DPP-IV products covered under company-owned patents. We do not have future performance obligations under these license arrangements. Royalty revenue on DPP-IV products is recognized in the period the product is sold. However, under the license agreements, licensees generally provide royalty reports and payments on a one quarter lag. Thus, the accrued royalty receivable is based on an analysis of historical royalties received and sell-side equity research analysts’ projected sales, adjusted for any changes in estimates. Royalty-bearing sales are net of certain rebates and other discounts, as permitted under the terms of the license agreements. Because rebates are generally invoiced and paid in arrears by the marketer, royalty reports often reflect deductions in current periods for rebates related to prior periods which we do not have the ability to estimate.

Critical estimates that could cause a change in estimated future cash flows include changes in product demand and market growth assumptions, a change in the pricing strategy of the marketer or reimbursement coverage, and changes in country-specific contractual or patent expiry dates. Actual royalty receipts may differ from estimates and any differences between actual and estimated royalty revenues are adjusted for in the period in which they become known, typically on the basis of royalty receipts.

Milestone payments

Certain acquisition agreements provide for future contingent payments based on the financial performance of the related biopharmaceutical product generally over a multi-year period. For purposes of measuring income from royalty assets classified as financial assets, milestones payable to the royalty seller are typically netted from the cash inflows used to forecast expected future cash flows in the period the milestone trigger is projected to be satisfied.

Amounts related to contingent milestone payments are not considered contractual obligations as they are contingent on the successful completion of the defined milestones. Payments under these agreements generally become due and payable upon achievement of certain commercial milestones, and when the contingency is resolved.

Financial Instruments

Certain financial instruments reflected in the consolidated balance sheets, (e.g., cash, cash equivalents, certain other assets, accounts payable, and certain other liabilities) are recorded at cost, which approximates fair value due to their short-term nature. The fair values of financial instruments other than Financial royalty assets, net are determined through a combination of management estimates and information obtained from third parties using the latest market data. The fair value of financial instruments is determined utilizing the valuation techniques appropriate to the type of instrument as discussed in Note 3.

Cash and cash equivalents and Marketable securities

Cash and cash equivalents include cash held at banks and all highly liquid financial instruments with original maturities of 90 days or less. The Company invests in marketable debt securities that are classified as trading securities and reported at fair value. In 2019, we invested our excess cash in marketable securities and money market funds that were held with Deutsche Bank, and Bank of America, N.A. as custodian. Beginning in 2019, we used BlackRock, Inc. to manage and invest our excess cash held with Bank of America, N.A. In 2018, we invested our excess cash primarily in money market funds held with Deutsche Bank.

At December 31, 2019, $41.5 million of the total cash and cash equivalents balance was invested in commercial paper and certificates of deposit with maturities of 90 days or less, and $222.3 million was invested in money market funds. At December 31, 2019, our marketable securities total $57.0 million, of which $44.1 million and $12.9 million was invested in certificates of deposit and U.S. government securities with maturities of 12 months or less, respectively. At December 31, 2018, the Company had $1.8 billion of the total cash and cash equivalents balance invested in money market funds and did not hold any marketable securities.

Equity securities and Available for sale debt securities

Our equity securities are measured and recorded at fair value with unrealized gains and losses recorded in earnings. Prior to January 1, 2018, unrealized gains and losses were included in accumulated other comprehensive income/(loss) (“AOCI”) within equity. Our equity securities represent investments in publicly traded equity securities. Financial assets that can contractually be prepaid or otherwise settled in such a way that the holder would not recover substantially all of its recorded investment are measured like investments in debt securities in accordance with ASC 860, Transfers and Servicing. Available for sale debt securities, including the Company’s investment in the Biohaven Preferred Shares, are measured at fair value and unrealized gains and losses are included in accumulated other comprehensive income. Realized gains and losses are recorded in earnings.

A decline in the market value of any available for sale debt security below its cost that is deemed to be other-than-temporary results in a reduction in carrying amount to fair value and is recognized in earnings. The determination of whether an available for sale debt security is other-than-temporarily impaired requires significant judgment and requires consolidation of available quantitative and qualitative evidence in evaluating the potential impairment. Factors evaluated to determine whether the investment is other-than-temporarily impaired include: significant deterioration in the Company’s earnings performance, credit rating, asset quality, business prospects of the Company, adverse changes in the general market conditions in which the Company operates, length of time that the fair value has been below cost, our expected future cash flows from the security, our intent not to sell, an evaluation as to whether it is more likely than not that we will have to sell before recovery of the cost basis, and issues that raise concerns about the Company’s ability to continue as a going concern. Assumptions associated with these factors are subject to future market and economic conditions, which could differ from management’s assessment.

Derivatives

All derivatives are measured at fair value on the consolidated balance sheets. Prior to 2017, RPIFT applied hedge accounting to its interest rate swap agreements and foreign currency contracts. Following various refinancings of our senior secured credit facilities in November 2013, May 2015 and October 2016, certain swap contracts no longer qualified for hedge accounting treatment. As a result, all cash flow hedges became ineffective and unrealized gains and losses on interest rate swaps arising since October 2016 are recorded in earnings.

Upon the discontinuation of hedge accounting, the accumulated other comprehensive income previously recorded on the cash flow hedges has continued and will continue to be reversed out of other comprehensive income in line with terms of the associated swap contract. This reclassification adjustment is shown on the consolidated statements of comprehensive income as part of unrealized gain/(loss) on interest rate swaps. Realized gains or losses associated with the execution of the respective hedged transactions are included in other expenses.

We continually monitor our positions with, and credit quality of, the financial institutions which are counterparties to our derivative contracts. We may be exposed to credit loss in the event of non-performance by our counterparty to the derivative contracts. However, management considers this risk to be low.

Investment in non-consolidated affiliates

We have variable interests in entities formed for the purposes of entering into co-development arrangements for potential biopharmaceutical products (the “Avillion entities”). The Avillion entities are variable interest entities for which Royalty Pharma is not the primary beneficiary as we do not have the power to direct the activities that most significantly influence the economic performance of the entity. In determining whether we are the primary beneficiary of an entity, management applies a qualitative approach that determines whether it has both (1) the power to direct the economically significant activities of the entity and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant. Management continuously assesses whether Royalty Pharma is the primary beneficiary of a variable interest entity as changes to existing relationships or future transactions may result in the consolidation or deconsolidation of one or more of its investees.

In circumstances where we are not the primary beneficiary, but where we have the ability to exercise significant influence over the operating and financial policies of an investee, we utilize the equity method of accounting for recording investment activity. In the case of the Avillion entities, we maintain significant influence through our partnership interests. We record our share of any loss or income generated by the Avillion entities, which is recorded on a three-month lag, within the consolidated statement of comprehensive income as a component of Equity in (earnings)/loss of non-consolidated affiliates. The investment is reflected as an investment in non-consolidated entities on the consolidated balance sheet.

When we have committed to provide further support to the investee through capital call commitments and the investment has been reduced to zero, we provide for additional losses, resulting in a negative equity method investment, which is presented as a liability on the consolidated balance sheets.

Research and development funding expense

We enter into transactions where we agree to jointly fund the research and development for products undergoing late stage clinical trials in exchange for future royalties if the products are successfully developed and commercialized. In accordance with ASC 730 Research and Development, we account for the funded amounts as research and development expense when we have the ability to obtain the results of the research and development, the transfer of financial risk is genuine and substantive and, at the time of entering into the transaction, it is not yet probable that the product will receive regulatory approval.

Royalty payments owed to the Company on successfully commercialized products generated from research and development agreements are recognized as Other royalty income in the same period in which the sale of the product occurs. Fixed or milestone payments receivable based on the achievement of contractual criteria (i.e., typically the achievement of agreed upon sales thresholds) for products arising out of our research and development arrangements are also recognized as Other royalty income in the period that the commercial sales threshold is met. Milestone thresholds are typically not triggered until after all funding obligations have been completed and we have no further performance obligations.

Income taxes

Under current law and practice, the Trust qualifies as an investment undertaking as defined in Section 739B of the Taxes Consolidation Act, 1997, as amended. On this basis, it is not subject to Irish tax on its income or gains. Certain distributions to Irish residents are subject to an ‘exit’ tax. Consequently, Royalty Pharma does not record a provision for income taxes. Unitholders are required to report their share of the Trust’s income or loss on their tax returns.

Concentrations of credit risk

Financial instruments that subject us to significant concentrations of credit risk consist primarily of cash and cash equivalents, marketable securities, royalty assets, receivables, and derivatives. Our cash management and investment policy limits investment instruments to investment-grade securities with the objective to preserve capital and to maintain liquidity until the funds are needed for operations. Our cash and cash equivalents, and marketable securities balances at December 31, 2019 were held with State Street Bank and Trust, Deutsche Bank, Merrill Lynch, Pierce, Fenner & Smith, and Bank of America, N.A. . Our primary operating accounts significantly exceed the FDIC limits.

The majority of the our royalty assets and receivables arise from contractual royalty agreements that entitle the Company to royalties on the sales of underlying biopharmaceutical products in the United States, Europe and the rest of the world, with concentrations of credit risk limited due to the broad range of marketers responsible for paying royalties to us and the variety of geographies from which our royalties on product sales are derived. The marketers paying us royalties on these products do not always provide, and are not necessarily required to provide, the breakdown of sales occurring by geography. The products in which we hold royalties are marketed by leading industry participants, including, among others, Abbott, AbbVie, Amgen, Bristol-Myers Squibb, Celgene, Gilead Sciences, Johnson & Johnson, Lilly, Merck & Co., Pfizer, Novartis, Biogen-Idec, Roche/Genentech, and Vertex. For the years ended December 31, 2019, 2018 and 2017, Vertex, as the marketer and payor of Royalty Pharma’s royalties on the cystic fibrosis franchise products, accounted for 23%, 22% and 22% of our total income and other revenues for each respective year.

We monitor the financial performance and creditworthiness of the counterparties to our royalty agreements and to our derivative contracts so that we can properly assess and respond to changes in their credit profile. To date, we have not experienced any significant losses with respect to the collection of income or revenue on our royalty assets or on the settlement of our derivative contracts.

Recently adopted and issued accounting standards

In May 2014, the Financial Accounting Standard Board (“FASB”) issued a new revenue standard under ASC Topic 606 (ASU 2014-09). ASU 2014-09 applies to all contracts with customers. The objective of the new guidance is to improve comparability of revenue recognition practices across entities and to provide more useful information to users of financial statements through improved disclosure requirements. Based on management’s assessment, income from financial royalty assets which are accounted for in accordance with ASC 310, Receivables, is not subject to the application of ASU 2014-09. As a result, management believes that financial royalty assets represent contractual rights and obligations that continue to be within the scope of Topic 310 and therefore specifically exempted from the new revenue standard. The provisions of ASU 2014-09 became effective for the Company on January 1, 2018, including interim reporting periods. Our revenues are primarily derived from royalties associated with its intangible assets, which fall under the sales-based royalties exception in the new standard. Therefore, we did not recognize any adjustment upon adoption of the new revenue standard.

In January 2016, the FASB issued revised guidance for the accounting and reporting of financial instruments (ASU 2016-01) and in 2018 issued related technical corrections (ASU 2018-03). The new guidance requires that equity investments with readily determinable fair values currently classified as available for sale be measured at fair value with changes in fair value recognized in net income. The new guidance also changed certain disclosure requirements. We adopted ASU 2016-01 as of January 1, 2018 using a modified retrospective approach. We recorded a cumulative-effect adjustment upon adoption decreasing retained earnings by $2.9 million as a result of accumulated other comprehensive income previously recognized on its available for sale equity securities. ASU 2018-03 was also adopted as of January 1, 2018 on a prospective basis and did not result in any additional impact upon adoption.

In August 2016, the FASB issued revised guidance which makes eight targeted changes to how royalty receipts and cash payments are presented and classified in the Statement of Cash Flows (ASU 2016-15). Among the updates, the standard allows companies to elect the “cumulative earnings” approach or the “nature-of-the-distribution” approach in distinguishing whether distributions received from equity method investees are returns of investment, which should be classified as cash flows from investing activities, and returns on investment, which should be classified as cash flows from operating activities. We made a policy election to use the “cumulative earnings” approach and adopted ASU 2016-15 for the year ended December 31, 2018.

In June 2016, the FASB issued a new accounting standard that amends the guidance for measuring and recording credit losses on financial assets measured at amortized cost by replacing the incurred-loss model with an expected-loss model (ASU 2016-13). Accordingly, these financial assets will be presented at the net amount expected to be collected. This new standard also requires that credit losses related to available-for-sale debt securities be recorded as an allowance through net income rather than reducing the carrying amount under the current, other-than-temporary-impairment model. The new standard is effective for interim and annual periods beginning on January 1, 2020. With certain exceptions, adjustments are to be applied using a modified-retrospective approach by reflecting adjustments through a cumulative-effect impact on retained earnings as of the beginning of the fiscal year of adoption. The Company does not expect the adoption of ASU 2016-13 to have a material impact on its consolidated financial statements and disclosures.

In January 2017, the FASB issued a new accounting standard that changes the definition of a business to assist entities with the evaluation of when a set of assets acquired or disposed of should be considered a business (ASU 2017-01). The new standard requires that an entity evaluate whether substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets; if so, the set of assets would not be considered a business. The new standard also requires that a business include at least one substantive process, and it narrows the definition of outputs. We adopted this standard as of January 1, 2018 with no impact on our consolidated financial statements.

In August 2018, the FASB issued a new accounting standard that eliminates, adds, and modified certain disclosures requirements for fair value measurements under Topic 820 (ASU 2018-13). The ASU modifies the disclosures by removing the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of such transfers. The ASU expands the disclosure requirements for Level 3 fair value measurements, primarily focused on changes in unrealized gains and losses included in other comprehensive income/(loss). The new standard is effective for interim and annual periods beginning on January 1, 2020. The Company does not expect the adoption of ASU 2018-13 to have a material impact on its consolidated financial statements and disclosures.